Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue from contracts with customers [line items]
Contract assets	[1]	₩ 586,438	₩ 557,041
Contract liabilities	[1]	384,133	365,610
Deferred revenue		29,593	65,228
Revenue from contracts with customers [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets		672,672	655,329
Contract liabilities		413,707	413,442
Deferred revenue		₩ 89,694	₩ 92,557

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).